Law Offices

Stradley, Ronon, Stevens & Young, LLP

     2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

Direct Dial - (215) 564-8711		1933 Act Rule 485(a)(1)
1933 Act File No. 333-104218
1940 Act File No. 811-21328
February 27, 2009
VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	SMA Relationship Trust (the “Trust”)
File Nos. 333-104218 and 811-21328

Ladies and Gentlemen:

     Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment Nos. 15/17 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment relates only to Series T, a series of shares of the Trust (the “Fund”), and does not affect the prospectus and statements of additional information of the Trust’s other series of shares.

     The Registrant is filing this Amendment for the purpose of changing certain investment strategies of the Fund. Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectus and the statement of additional information relating to the Fund.

     Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Jana L. Cresswell, Esquire at (215) 564-8048.

Very truly yours,

 /s/ Amy C. Fitsimmons
Amy C. Fitsimmons